Other operating costs - Summary of Detailed Information About Other Operating Costs (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Other Operating Costs [Abstract]
Costs related to the Business Combination			€ (152,869)
Bank fees			(8,939)	€ (6,665)	€ (10,046)
Travel expenses			(7,919)	(5,886)	(17,117)
Indirect taxes			(3,327)	(3,541)	(6,459)
Gifts, associations and donations			(2,891)	(10,834)	(12,338)
Stationary and other materials			(1,766)	(1,904)	(1,502)
Losses on disposals of assets			(1,153)	(1,091)	(970)
Other operating costs			(1,972)	(478)	(602)
Total other operating costs	€ (16,413)	€ (15,664)	€ (180,836)	€ (30,399)	€ (49,034)